Share-Based Payment	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

NOTE 15 - SHARE-BASED PAYMENT:

In December 2019, the Company established a share option plan (the “2019 Plan”).

The options to employees are granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

The Company makes awards of options and restricted shares under the 2019 Plan, which may be issued at the discretion of the Board of Directors from time to time. Under this 2019 Plan, each option or RSU is exercisable into one Ordinary Share of the Company. The options may be exercised after vesting and in accordance with vesting schedules which will be determined by the Board of Directors for each grant. The maximum term of the options issuable under the 2019 Plan is 10 years.

The following are the significant stock options and RSUs transactions with employees, Board of Directors members and non-employees made during the year ended December 31, 2021 and the year ended December 31, 2022:

On February 21, 2021, the Company’s Board of Directors approved a grant of non-tradable shares options to purchase 13,605 Ordinary Shares and share options to purchase 21,768 Ordinary Shares. The vesting period is three years commencing on the grant date. The exercise price per share was NIS 0.37($0.12). The contractual life of the options under the 2019 Plan is ten years.

On March 16, 2021, the Company’s Board of Directors approved a grant of 81,633 non-tradable shares options to purchase up to 81,633 Ordinary Shares to a director. The share options vesting period is up to three years from the grant date. The exercise price per share was NIS 0.37 ($0.12). The contractual life of the options under the 2019 Plan is ten years.

On August 12, 2021, the Company’s Board of Directors resolved to increase the pool of options available under the Plan to 25% of the Company’s equity, on a fully diluted basis. As a result of the increase, the number of authorized Ordinary Shares available pursuant the 2019 Plan was 4,180,898.

On November 2, 2021, the Company’s Board of Directors approved a grant of 2,658,188 RSUs to employees and officers. The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years.

On November 2, 2021, the Company’s Board of Directors approved a grant of 10,000 RSUs to the Company’s advisory board. The RSUs vest over a period of three years.

On March 24, 2022, the Company’s Board of directors approved a grant of 536,141 RSUs to employees and a grant of 22,500 RSUs to the Company’s advisory board members and an additional consultant. The RSUs represent the right to receive Ordinary Shares at a future time. 555,500 of the RSUs in this grant, vest over a period of three years, with a 1-year cliff period, and 3,141 RSUs vested immediately on the grant date.

On March 24, 2022, the Company’s Board of Directors approved a grant of 29,400 Ordinary Shares options to medical board members, which are exercisable to 29,400 Ordinary Shares. The share options vesting period is up to three years from the grant date. The exercise price per share was NIS 10.84 ($3.08). The contractual life of the options under the 2019 Plan is ten years.

On April 6, 2022, the Company’s Board of Directors approved a grant of 285,713 fully vested RSUs to an officer.

On May 19, 2022, the Company’s Board of Directors approved a grant of 30,000 RSUs to an employee. The RSUs vest over a period of three years, with a 1-year cliff period, commencing on the grant date.

On November 22, 2022, the Company’s Board of Directors approved a grant of 165,000 RSUs to employees. The RSUs vest over a period of three years, with a 1-year cliff period, commencing on the grant date.

There was no grant of options or restricted shares during the year period ended December 31, 2023.

The fair value of all granted options was estimated by using the Black Scholes model, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are, among others:

(i)	The expected volatility is between 50%-52.4%

(ii)	The dividend rate 0%; and

(iii)	Expected term – three years.

The valuation was completed with the assistance of an independent valuator based on management’s assumptions.

During the year ended December 31, 2023, the Company recorded share-based payment expenses to employees, directors and subcontractors in the amount of $1,427.

During the year ended December 31, 2022, the Company recorded share-based payment expenses to employees, directors and subcontractors in the amount of $4,879.

During the year ended December 31, 2021, the Company recorded share-based payment expenses to employees, directors and subcontractors in the amount of $6,703.

 The options to services providers and advisers outstanding as of December 31, 2023, December 31, 2022 and December 31, 2021 were as follows:

	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	114,512	3.058	87,833	0.37	165,987	0.37
Reclassified to employees and directors	-	-	-	-	(71,260)	0.37
Granted	-	-	29,400	10.84	16,326	0.37
Exercised	9,401	0.367	(2,721)	0.37	(20,086)	0.37
Forfeited	-	-	-	-	(3,134)	0.37
Options outstanding	105,111	4.085	114,512	3.058	87,833	0.37
Options exercisable	94,242	3.267	82,257	0.71	62,715	0.37
Share-based payment expenses	$19		$54		$279

The RSUs to services providers and advisers outstanding as of December 31, 2023, December 31, 2022 and December 31, 2021 were as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	Number of RSUs	Number of RSUs	Number of RSUs
Outstanding at beginning of year	18,266	10,000	-
Granted	-	22,500	10,000
Vested	10,833	14,234	-
RSUs outstanding	7,433	18,266	10,000
RSU’s Vested	25,067	14,234	-
Share-based payment expenses	$9	$33	$16

The options to employees and directors outstanding as of December 31, 2023, December 31, 2022 and December 31, 2021 were as follows:

	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	386,260	0.37	448,120	0.37	296,038	0.37
Reclassified to employees and directors	-	-			71,260	0.37
Granted	-	-			95,238	0.37
Exercised		-	4,309	0.37	(4,544)	0.37
Forfeited	28,571	0.37	57,551	0.37	(9,872)	0.37
Options outstanding	357,689	0.37	386,260	0.37	448,120	0.37
Options exercisable	350,131	0.37	342,757	0.37	347,069	0.37
Share-based payment expenses	$47	-	$174	-	$394	-

The RSUs to employees and directors outstanding as of December 31, 2023, December 31, 2022 and December 31, 2021 were as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	Number of RSUs	Number of RSUs	Number of RSUs
Outstanding at beginning of year	1,727,842	2,002,587	-
Granted	-	1,016,854	2,658,188
Forfeited	67,087	65,626
Vested	1,215,615	1,225,973	655,601
RSUs outstanding	445,140	1,727,842	2,002,587
RSU’s Vested	3,097,189	1,881,574	655,601
Share-based payment expenses	$1,352	$4,618	$6,014